Organization and Principal Activities	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Principal Activities

1. Organization and Principal Activities

Phoenix New Media Limited (“PNM”, or the “Company”) was incorporated in the Cayman Islands on November 22, 2007 by Phoenix Satellite Television (B.V.I.) Holding Limited (the “Parent”), a subsidiary of Phoenix Media Investment (Holdings) Limited (“Phoenix TV”). Phoenix TV, its subsidiaries and variable interest entities (“VIEs”) excluding the Group are collectively referred to as the Phoenix TV Group. As of December 31, 2021, the Company had twelve subsidiaries, three VIEs and eighteen subsidiaries of VIEs. The Company, its subsidiaries, VIEs and subsidiaries of the VIEs are hereinafter collectively referred to as the “Group”. The Group generates revenues from providing advertising services and paid services, which include paid contents, E-commerce and others. While the Group’s VIEs hold certain licenses and approvals to operate Internet-related businesses in the People’s Republic of China (“China” or the “PRC”), they are also in the process of applying for certain licenses for the operations of their businesses, including an Internet audio-visual program transmission license and an Internet news license.

Major subsidiaries, VIEs and the subsidiaries of the VIEs as of December 31, 2021 are set out below:

			Percentage
			of Direct or
			Indirect
	Place of	Date of	Economic	Principal
Name	Incorporation	Incorporation	Ownership	Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Phoenix New Media (Hong Kong) Information Technology Company Limited	Hong Kong	April 22, 2014	100%	Investment holding
Fread Limited	Cayman Island	May 20, 2014	100%	Investment holding
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. (“Fenghuang Feiyang”)	PRC	October 25, 2013	100%	Advertising
I Game (Hong Kong) Company Limited	Hong Kong	June 10, 2014	100%	Paid services
Beijing Fenghuang Borui Software Technology Co., Ltd. (“Fenghuang Borui”)	PRC	October 13, 2014	100%	Software development
Qieyiyou (Beijing) Information Technology Co., Ltd. (“Qieyiyou”)	PRC	November 28, 2014	100%	Paid services
Tianjin Fengying Hongda Culture Communication Co., Ltd. (“Fengying Hongda”)	PRC	March 13, 2017	100%	Advertising
VIEs:
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising and paid services
Beijing Fenghuang Ronghe Investment Co., Ltd. (“Fenghuang Ronghe”)	PRC	September 18, 2015	100%	Investment holding
Beijing Chenhuan Technology Co., Ltd. (“Chenhuan”)	PRC	June 10, 2014	100%	Paid services
Subsidiaries of VIEs:
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Fengyu Network Technology Co., Ltd. (“Fengyu Network”)	PRC	June 1, 2012	100%	Paid services
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	Paid services
Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”)	PRC	May 31, 2013	50%	Advertising

In order to comply with Chinese laws and regulations that prohibit or restrict foreign ownership of companies that operate Internet content and advertising businesses, a series of agreements (the “Contractual Agreements”) were entered into among Fenghuang On-line, Tianying Jiuzhou, Yifeng Lianhe and their legal shareholders in 2009, and among Qieyiyou, Chenhuan, and their legal shareholders in 2015. In March 2021, shareholders of Yifeng Lianhe transferred all of their equity interests in Yifeng Lianhe to Fenghuang Ronghe, and Yifeng Lianhe became a wholly owned subsidiary of Fenghuang Ronghe. Fenghuang On-line terminated the contractual agreements with Yifeng Lianhe and then entered into a series of new contractual arrangements with Fenghuang Ronghe. The contractual arrangements with Fenghuang Ronghe and their respective shareholders allow the Group to effectively control Fenghuang Ronghe (and indirectly control Yifeng Lianhe) and to derive substantially all of the economic benefits from them.

Through the aforementioned activities, Tianying Jiuzhou, Fenghuang Ronghe and Chenhuan, are considered as VIEs in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). Fenghuang On-line and Qieyiyou are entitled to substantially all the economic risks and rewards associated with the VIEs, and are the primary beneficiaries of the VIEs, respectively.

1. Organization and Principal Activities (Continued)

Voting Right Entrustment Agreements

Pursuant to the voting right entrustment agreements among the VIEs, their legal shareholders and Fenghuang On-line or Qieyiyou, each legal shareholder of the VIEs agreed to grant a person designated by Fenghuang On-line or Qieyiyou the right to exercise their rights as shareholders, including all voting rights, as well as rights to attend and propose the convening of shareholder meetings. Unless otherwise required by law, the voting right entrustment agreements will remain in effect indefinitely unless both parties agree to terminate the agreements in writing, or unless the Fenghuang On-line or Qieyiyou decide in their discretion to terminate the relevant agreements.

Exclusive Equity Option Agreements

Under the exclusive equity option agreements among the VIEs, their legal shareholders and Fenghuang On-line or Qieyiyou, legal shareholders of the VIEs irrevocably granted Fenghuang On-line or Qieyiyou or their designated person an irrevocable, unconditional and exclusive option to purchase, to the extent permitted by applicable PRC laws, all of the equity interest in the VIEs from the legal shareholders. The purchase price for the entire equity interest is to be calculated based on the paid-up amount of the relevant equity interest or the minimum price permitted by applicable PRC laws. The exclusive equity option agreements will remain in effect until all of the equity interest in the VIEs has been duly transferred to Fenghuang On-line or Qieyiyou or their designated representatives.

Loan Agreements

Pursuant to the loan agreements among Fenghuang On-line or Qieyiyou, and legal shareholders of their VIEs, Fenghuang On-line or Qieyiyou granted interest-free loans to the legal shareholders of the VIEs for an amount that is equal to their respective capital contribution in the VIEs. The loans can be repaid only with proceeds from the sale of all of the respective shareholder’s equity interest in the applicable VIE to Fenghuang On-line or Qieyiyou, or their designated representatives pursuant to the applicable exclusive equity option agreements. The term of each loan is ten years, and may be extended upon mutual agreements of the parties. On December 31, 2019, Tianying Jiuzhou and Fenghuagn On-line entered into a supplemental agreement to extend the loan for a term of ten years upon expiration of the original loan agreement on the same day.

Equity Pledge Agreements

Under the equity pledge agreements among the VIEs, their legal shareholders and Fenghuang On-line or Qieyiyou, the legal shareholders of the VIEs have pledged their equity interests in the VIEs to Fenghuang On-line or Qieyiyou to secure the performance of the obligations of the VIEs and their legal shareholders under the applicable exclusive technical licensing and services agreements, voting right entrustment agreements, exclusive equity option agreements and loan agreements. The equity pledge agreements will remain in effect until the secured obligations have been fully performed by the VIEs or released by Fenghuang On-line or Qieyiyou.

Exclusive Technical Licensing and Service Agreements

Under the exclusive technical licensing and service agreements between Fenghuang On-line or Qieyiyou and each of the VIEs, Fenghuang On-line or Qieyiyou has the exclusive right to provide technical and consulting services to their respective VIEs. The VIEs have agreed to pay a service fee to Fenghuang On-line or Qieyiyou equal to a certain percentage of their respective annual revenues plus a special service fee for certain services rendered by Fenghuang On-line or Qieyiyou at the request of the VIEs. The technical service agreements also transfer all of the economic benefit of intellectual property created by the VIEs to Fenghuang On-line or Qieyiyou. Each exclusive technical services agreement will remain in effect indefinitely and can be terminated only by Fenghuang On-line or Qieyiyou unless otherwise required by law.

The Group has evaluated the relationship among the Company, Fenghuang On-line or Qieyiyou and the VIEs in accordance with U.S. GAAP. Pursuant to the voting right entrustment agreements, the Company has obtained power, as granted by the legal shareholders by the applicable PRC law and under the articles of association of the VIEs, to direct all significant activities of the VIEs, which include but are not limited to budgeting, financing, and making other strategic and operational decisions, and will significantly impact the VIEs’ economic performance. Pursuant to the exclusive technical licensing and service agreements and other agreements, the Company has the right to receive benefits of the VIEs in the form of technical service fees, which could potentially be significant to the VIEs’ net income. In addition, the Company has the right to receive all the residual assets of the VIEs through exercise of the exclusive equity option agreements. As a result, the Company, through Fenghuang On-line and Qieyiyou, is considered the primary beneficiary of the VIEs and therefore includes the VIEs’ assets, liabilities and operating results in its consolidated financial statements.

1. Organization and Principal Activities (Continued)

Risks in relation to the VIE structure

The Company is not an operating company in China but a Cayman Islands holding company, which has no equity ownership in its VIEs, with operations primarily conducted by its PRC subsidiaries and through contractual arrangements with its VIEs based in China. The Company operates part businesses in China through the VIEs, and rely on contractual arrangements among its PRC subsidiaries, the VIEs and their respective shareholders to control the business operations of the VIEs. Revenue contributed by the VIEs and subsidiaries of the VIEs accounted for 48.3%, 42.2% and 44.7% of the Group’s total revenues for the years ended December 31, 2019, 2020 and 2021, respectively.

The Group’s corporate structure is subject to risks associated with its contractual arrangements with the VIEs. Investors may never directly hold equity interests in the VIEs. It is possible that the Group’s operation of certain of its operations and businesses through VIEs could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses, or if these regulations or their interpretations change in the future, the Group could be subject to severe penalties, forced to relinquish its interests in those operations or required to restructure its ownership structure or operations, including terminating the contractual arrangements with the VIEs or deregistering the equity pledge of the VIEs, which in turn would affect its ability to consolidate, derive economic interests from, or exert effective control over the VIEs and thus have a material effect on its operations and result in the value of its ADSs diminishing substantially.

Under the Contractual Agreements with the VIEs, the Company has the power to direct the activities of all the VIEs and subsidiaries of the VIEs, and can have assets transferred out of the VIEs and subsidiaries of the VIEs. Therefore, the Company considers itself the ultimate primary beneficiary of the VIEs and there is no asset of the VIEs that can only be used to settle obligations of the VIEs and subsidiaries of the VIEs, except for registered capital and PRC statutory reserves of the VIEs and subsidiaries of the VIEs amounting to RMB25.6 million as of December 31, 2021. As all the VIEs and subsidiaries of the VIEs are incorporated as limited liability companies under the PRC Company Law, the creditors of the VIEs and subsidiaries of the VIEs do not have recourse to the general credit of the Company. The amounts of the consolidated VIEs’ current liabilities without recourse to the Company disclosed on the face of the consolidated balance sheets have excluded the amounts due to inter-company entities. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. However, as the Company is conducting certain businesses through its VIEs and subsidiaries of the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

1. Organization and Principal Activities (Continued)

The following tables set forth the summarized assets, liabilities, results of operations and cash flows from continuing operations of the consolidated VIEs (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	96,422	41,856
Term deposits and short term investments	240,388	126,172
Accounts receivable, net	325,741	178,439
Amounts due from inter-company entities	31,900	104,215
Other current assets	75,275	80,014
Current assets	769,726	530,696
Equity investments, net	81,821	98,128
Deferred income tax assets, net	45,147	48,192
Operating lease right-of-use assets, net	20,642	18,520
Other non-current assets	28,521	24,860
Non-current assets	176,131	189,700
Total assets	945,857	720,396
Accounts payable	72,696	63,685
Amounts due to related parties	23,124	26,035
Amounts due to inter-company entities	577,512	673,246
Advances from customers	135,080	18,633
Taxes payable	81,180	88,212
Salary and welfare payable	59,943	61,082
Accrued expenses and other current liabilities	121,366	87,914
Current liabilities	1,070,901	1,018,807
Non-current liabilities	43,190	32,169
Total liabilities	1,114,091	1,050,976

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenues (1)	685,116	521,414	487,323
Net loss from continuing operations (2)	(231,365)	(52,834)	(153,574)
Net income/(loss) from discontinued operation	54,242	(62,366)	—

Notes:

(1)

For the years ended December 31, 2019, 2020 and 2021, the VIEs have incurred revenues of RMB43.4 million, RMB11.0 million and RMB27.0 million, respectively, derived from inter-company entities and the corresponding inter-company entities concurrently recognized same amounts as fees, which have been eliminated upon consolidation.

(2)

For the years ended December 31, 2019, 2020 and 2021, the VIEs have incurred costs of RMB43.3 million, RMB17.4 million and RMB16.8 million, respectively, related to technical services provided by the inter-company entities and the corresponding inter-company entities concurrently recognized same amounts as revenues, which have been eliminated upon consolidation.

1. Organization and Principal Activities (Continued)

Revision of Previously Reported VIE Information

Certain information in the preceding table previously presented for the year ended December 31, 2020 in the 2020 Form 20-F has been revised. The amount previously reported as “net loss” of the VIEs for 2020 was the “net loss from continuing operations”, and the correct amount of “net loss from discontinued operations” is also added in but was not included in the table in prior year. It has been corrected by fully presenting the appropriate amounts in the preceding table. Previously reported net loss information for 2019 has been revised to conform to the current year presentation. There was no impact on any other reported information.

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash flow from operating activities：
Net cash provided by/(used in) transactions with inter-company entities	72,975	55,402	(44,528)
Net cash used in transactions with third parties	(341,971)	(83,169)	(75,240)
Net cash used in operating activities	(268,996)	(27,767)	(119,768)
Cash flow from investing activities：
Loans (paid to)/collected from inter-company entities	(60,000)	155,085	(12,523)
Other investing activities	270,049	(123,199)	93,034
Net cash provided by investing activities	210,049	31,886	80,511
Cash flow from financing activities：
Investments from inter-company entities	—	—	400
Repatriation of capital to facilitate the reorganization	—	—	(10,000)
Proceeds from/(repayment of) loans from inter-company entities	368,399	(380,560)	(20,890)
Other financing activities	—	4,365	(240)
Net cash provided by/(used in) financing activities	368,399	(376,195)	(30,730)

As of December 31, 2021, there was no pledge or collateralization of the VIEs’ assets. Unrecognized revenue-producing assets that are held by the VIEs and subsidiaries of the VIEs mainly comprise of the Internet Content Provision License, the Online Culture Operating Permit, the Internet Publication License, the Permit for Production and Operation of Radio and TV Programs, the Value-added Telecommunications Business Operating License, trademark, and domain name. Recognized revenue-producing assets that are held by the VIEs and subsidiaries of the VIEs mainly comprise of property and equipment, licensed copyrights of reading content, and audio content. The balances and transactions of the consolidated VIEs disclosed above were reflected in the Company’s consolidated financial statements with inter-company transactions eliminated.